LOANS, NET, Composition of Gross Credit Balance (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
LOANS, NET [Abstract]
Direct loans, Note7(a)		S/ 143,483,254	S/ 147,190,269
Indirect loans, Note 18(a)	[1]	20,051,615	20,928,055
Due from customers on banker's acceptances		412,401	699,678
Total		S/ 163,947,270	S/ 168,818,002

[1]	In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position.